Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - 12 months ended Dec. 31, 2019 - 2019-22 [member] $ in Millions	ARS ($)	$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	758,690
Amount at end of fiscal year	758,690
Expense recognized during the fiscal year | $	$ 189
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 9.97